Expense Example - Natixis Sustainable Future 2025 Fund	Jun. 01, 2021 USD ($)
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	$ 57
Expense Example, with Redemption, 3 Years	655
Expense Example, with Redemption, 5 Years	1,279
Expense Example, with Redemption, 10 Years	2,965
Class Y
Expense Example:
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	681
Expense Example, with Redemption, 5 Years	1,325
Expense Example, with Redemption, 10 Years	$ 3,058